Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

On November 2, 2025 the Company’s Board approved the appointment of a new Chief Executice Officer (“CEO”), effective November 13, 2025. The newly appointed CEO will also join the Company’s Board. Subject to shareholders’ approval, the new CEO will be granted 4,000,000 stock options under the Company’s 2021 Share Incentive Plan.

In addition, the Board approved, subject to shareholders’ approval, a grant of 1,050,000 stock options to the chairman of the Board.

To support these grants, the Board further approved an increase of 3,500,000 Ordinary Shares to the Company’s available option pool for future equity grants under the 2021 Share Incentive Plan.